Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 2,365	$ 2,034	$ 2,055
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,101	1,135	1,160
Deferred taxes	(205)	(147)	(219)
Net loss from derivatives and foreign exchange	39	10	15
Net gain from sale of property, plant and equipment	(36)	(38)	(26)
Net loss (gain) from sale of businesses	(252)	10	20
Share-based payment arrangements	58	54	61
Other	11	112	94
Changes in operating assets and liabilities:
Trade receivables, net	(80)	10	162
Inventories, net	(55)	115	105
Trade payables	599	340	(112)
Accrued liabilities	112	80	(24)
Billings in excess of sales	(27)	(25)	35
Provisions, net	30	14	330
Advances from customers	(120)	(163)	106
Income taxes payable and receivable	196	125	(32)
Other assets and liabilities, net	63	177	88
Net cash provided by operating activities	3,799	3,843	3,818
Investing activities:
Purchases of marketable securities (available-for-sale)	(312)	(1,214)	(1,925)
Purchases of short-term investments	(393)	(3,092)	(614)
Purchases of property, plant and equipment and intangible assets	(949)	(831)	(876)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(2,130)	(26)	(56)
Proceeds from sales of marketable securities (available-for-sale)	514	1,057	434
Proceeds from maturity of marketable securities (available-for-sale)	100	539	1,022
Proceeds from short-term investments	945	2,241	653
Proceeds from sales of property, plant and equipment	66	61	68
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	607	(1)	69
Net cash from settlement of foreign currency derivatives	63	(57)	231
Other investing activities	39	18	20
Net cash used in investing activities	(1,450)	(1,305)	(974)
Financing activities:
Net changes in debt with maturities of 90 days or less	207	(152)	3
Increase in debt	921	912	68
Repayment of debt	(1,007)	(1,249)	(101)
Delivery of shares	163	192	107
Purchase of treasury stock	(251)	(1,299)	(1,487)
Dividends paid	(1,635)		(1,357)
Reduction in nominal value of common shares paid to shareholders		(1,610)	(392)
Dividends paid to noncontrolling shareholders	(127)	(122)	(137)
Other financing activities	(6)	(27)	(84)
Net cash used in financing activities	(1,735)	(3,355)	(3,380)
Effects of exchange rate changes on cash and equivalents	268	(104)	(342)
Net change in cash and equivalents-continuing operations	882	(921)	(878)
Cash and equivalents, beginning of period	3,644	4,565	5,443
Cash and equivalents, end of period	4,526	3,644	4,565
Supplementary disclosure of cash flow information:
Interest paid	205	213	221
Taxes paid	$ 894	$ 814	$ 1,043